CONTRACT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Contract Liabilities
SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES

Movement in contract liabilities:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Balance at beginning of the year/period	6,960	6,660	5,236
Decrease in contract liabilities as a result of recognizing revenue during the year/period that was included in the contract liabilities at the beginning of the year/period	(4,609)	(461)	(362)
Increase in contract liabilities as a result of receiving forward sales deposits and instalments during the year/period in respect of machines still under production	4,309	-	-

Balance at end of the year/period	6,660	6,199	4,874